Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2019
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
5.	Cash and cash equivalents
Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use. The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2018 and June 30, 2019.

	RMB			RMB equivalent (US$)			RMB equivalent (HKD/SGD/IDR)			Total in RMB
	Overseas	China		Overseas	China		Overseas	China
		Non VIE	VIE		Non VIE	VIE		Non VIE	VIE
December 31, 2018	—	39,016,535	19,464,246	2,125,034,745	2,269,863	—	502,857	—	—	2,186,288,246
June 30, 2019	—	20,890,359	8,036,781	2,040,833,699	31,762,509	582	1,955,983	—	—	2,103,479,913

The table above has been revised to correct the classification of RMB 2,036.5 million of cash and cash equivalents from amounts denominated in RMB to amounts of RMB equivalent (US$) as of June 30, 2019. These changes have no impact on the previously reported consolidated balance sheets, consolidated statements of comprehensive loss or cash flows for any periods presented.